Document and Entity Information	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Lincoln National Corporation
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059558
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) is being filed by Lincoln National Corporation (the “Corporation”) to amend the Current Report on Form 8-K filed by the Corporation with the Securities and Exchange Commission on August 23, 2021 (the “Original Report”), solely to supplement Item 5.02 of the Original Report to include additional disclosure regarding board committee assignments. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.
Security 12b Title	Common Stock
Trading symbol	LNC
Security Exchange Name	NYSE
Entity File Number	1-6028